Schedule of Investments - Virtus LifeSci Biotech Clinical Trials ETF

July 31, 2022 (unaudited)

Security Description	Shares	Value
COMMON STOCKS - 98.7%
Health Care - 98.1%
AbCellera Biologics, Inc. (Canada)*	11,876	$119,235
Adagio Therapeutics, Inc.*(1)	39,564	139,265
Adicet Bio, Inc.*	9,252	156,266
Affimed NV (Germany)*	46,013	130,217
Agenus, Inc.*	80,356	207,318
Akero Therapeutics, Inc.*	12,981	132,925
Alector, Inc.*(1)	12,995	132,809
Allogene Therapeutics, Inc.*(1)	11,462	148,777
ALX Oncology Holdings, Inc.*	15,756	152,518
AnaptysBio, Inc.*(1)	5,027	105,265
Arbutus Biopharma Corp.*	42,988	99,302
Arcturus Therapeutics Holdings, Inc.*	8,092	142,015
Arcus Biosciences, Inc.*	5,068	134,758
Arcutis Biotherapeutics, Inc.*	5,275	127,971
Arrowhead Pharmaceuticals, Inc.*	3,742	159,147
Arvinas, Inc.*	2,900	154,019
ATAI Life Sciences NV (Germany)*	32,341	124,836
Atara Biotherapeutics, Inc.*	20,244	61,339
Atea Pharmaceuticals, Inc.*	15,660	128,412
Athira Pharma, Inc.*	13,008	45,268
Avidity Biosciences, Inc.*(1)	8,852	144,199
Bicycle Therapeutics PLC (United Kingdom)*(1)(2)	8,009	188,692
Bioxcel Therapeutics, Inc.*(1)	11,365	175,476
C4 Therapeutics, Inc.*	19,305	186,100
Cara Therapeutics, Inc.*	13,395	117,072
Caribou Biosciences, Inc.*	20,369	165,396
Cassava Sciences, Inc.*(1)	4,267	69,680
Celldex Therapeutics, Inc.*	4,847	148,900
Cerevel Therapeutics Holdings, Inc.*(1)	4,295	112,916
Chinook Therapeutics, Inc.*	6,490	120,130
Codexis, Inc.*	11,779	80,804
Compass Pathways PLC (United Kingdom)*(1)(2)	11,061	172,441
Crinetics Pharmaceuticals, Inc.*	6,228	119,640
CRISPR Therapeutics AG (Switzerland)*(1)	1,795	134,625
Cullinan Oncology, Inc.*(1)	8,686	117,348
CureVac NV (Germany)*(1)	7,733	100,529
Cytokinetics, Inc.*	2,665	112,809
Day One Biopharmaceuticals, Inc.*(1)	6,601	113,075
Denali Therapeutics, Inc.*	4,875	165,847
Design Therapeutics, Inc.*	7,775	152,545
DICE Therapeutics, Inc.*(1)	7,540	129,990
Dynavax Technologies Corp.*(1)	9,970	143,369
Edgewise Therapeutics, Inc.*	17,469	168,925
Editas Medicine, Inc.*(1)	10,440	166,100
EQRx, Inc.*(1)	27,494	149,842
Erasca, Inc.*(1)	21,487	162,012
Fate Therapeutics, Inc.*(1)	5,607	171,182
FibroGen, Inc.*	11,655	146,620
Foghorn Therapeutics, Inc.*	8,258	120,815
Geron Corp.*	81,613	155,065
GH Research PLC (Ireland)*	10,026	111,890
Gossamer Bio, Inc.*	17,496	196,480
Ideaya Biosciences, Inc.*	9,156	136,608
IGM Biosciences, Inc.*	7,319	117,909
I-Mab (China)*(2)	11,531	120,845
Imago Biosciences, Inc.*(1)	8,189	131,843
Security Description	Shares	Value
COMMON STOCKS (continued)
Health Care (continued)
ImmunityBio, Inc.*(1)	35,048	$136,337
ImmunoGen, Inc.*	32,341	153,296
Immunovant, Inc.*	30,367	125,112
Inhibrx, Inc.*(1)	12,263	212,640
Inovio Pharmaceuticals, Inc.*	72,540	143,629
Instil Bio, Inc.*	21,404	120,719
Intellia Therapeutics, Inc.*	2,720	176,147
Iovance Biotherapeutics, Inc.*(1)	13,519	157,496
iTeos Therapeutics, Inc.*	5,828	142,553
IVERIC bio, Inc.*	11,075	118,392
Karuna Therapeutics, Inc.*	1,050	136,763
Keros Therapeutics, Inc.*	3,825	122,706
Kezar Life Sciences, Inc.*	22,136	216,269
Kodiak Sciences, Inc.*	14,555	144,822
Krystal Biotech, Inc.*(1)	2,071	150,313
Kura Oncology, Inc.*	7,650	117,122
Kymera Therapeutics, Inc.*	7,222	159,101
Lyell Immunopharma, Inc.*(1)	23,117	128,762
Madrigal Pharmaceuticals, Inc.*	1,519	95,424
MeiraGTx Holdings PLC*	14,362	118,917
Mersana Therapeutics, Inc.*	35,048	177,693
Merus NV (Netherlands)*	5,220	126,220
Mirati Therapeutics, Inc.*	1,989	128,092
Morphic Holding, Inc.*(1)	5,068	134,150
NGM Biopharmaceuticals, Inc.*	8,327	120,575
Nkarta, Inc.*(1)	8,576	115,862
Novavax, Inc.*(1)	2,693	146,795
Nurix Therapeutics, Inc.*	10,813	172,575
Nuvation Bio, Inc.*	30,450	84,042
Phathom Pharmaceuticals, Inc.*	16,847	155,161
PMV Pharmaceuticals, Inc.*(1)	11,061	165,362
Point Biopharma Global, Inc.*	15,135	111,091
Precigen, Inc.*	85,618	134,420
Prelude Therapeutics, Inc.*	24,180	120,900
Prometheus Biosciences, Inc.*	4,184	178,531
Protagonist Therapeutics, Inc.*(1)	14,237	141,658
Prothena Corp. PLC (Ireland)*	4,557	141,540
RAPT Therapeutics, Inc.*	7,015	129,216
Reata Pharmaceuticals, Inc. Class A*	3,604	110,571
Recursion Pharmaceuticals, Inc. Class A*(1)	16,847	142,526
REGENXBIO, Inc.*	5,248	164,630
Relay Therapeutics, Inc.*	7,526	143,145
Relmada Therapeutics, Inc.*(1)	6,118	156,621
Repare Therapeutics, Inc. (Canada)*	7,637	96,532
Replimune Group, Inc.*	7,153	137,910
REVOLUTION Medicines, Inc.*(1)	6,214	140,374
Rocket Pharmaceuticals, Inc.*(1)	9,860	142,970
Sangamo Therapeutics, Inc.*	31,651	135,783
Seres Therapeutics, Inc.*	38,694	159,032
Sorrento Therapeutics, Inc.*	74,087	192,626
SpringWorks Therapeutics, Inc.*	5,151	153,912
Stoke Therapeutics, Inc.*	9,970	147,456
Syndax Pharmaceuticals, Inc.*	6,628	135,012
TG Therapeutics, Inc.*(1)	27,135	162,539
uniQure NV (Netherlands)*	7,802	197,781
Vaxart, Inc.*(1)	37,175	136,804
Vaxcyte, Inc.*	5,910	136,403
Ventyx Biosciences, Inc.*(1)	8,023	121,228

Schedule of Investments - Virtus LifeSci Biotech Clinical Trials ETF (continued)

July 31, 2022 (unaudited)

Security Description	Shares	Value
COMMON STOCKS (continued)
Health Care (continued)
Vir Biotechnology, Inc.*	4,695	$130,568
Xencor, Inc.*	5,220	149,762
Xenon Pharmaceuticals, Inc. (Canada)*	3,673	121,760
Zentalis Pharmaceuticals, Inc.*	4,819	140,715
Zymeworks, Inc. (Canada)*	17,980	105,003
Total Health Care		16,551,447
Materials - 0.6%
Amyris, Inc.*(1)	56,770	101,051
Total Common Stocks
(Cost $25,295,303)		16,652,498
SECURITIES LENDING COLLATERAL - 12.2%
Money Market Fund - 12.2%
Dreyfus Government Cash Management Fund, Institutional Shares, 1.83%(3)(4)
(Cost $2,066,095)	2,066,095	2,066,095

TOTAL INVESTMENTS - 110.9%
(Cost $27,361,398)		18,718,593
Liabilities in Excess of Other Assets - (10.9)%		(1,846,446)
Net Assets - 100.0%		$16,872,147

*	Non-income producing security.
(1)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $3,666,946; total market value of collateral held by the Fund was $3,882,275. Market value of the collateral held includes non-cash U.S. Treasury securities having a value of $1,816,180.
(2)	American Depositary Receipts.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	The rate shown reflects the seven-day yield as of July 31, 2022.

Schedule of Investments - Virtus LifeSci Biotech Clinical Trials ETF (continued)

July 31, 2022 (unaudited)

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of July 31, 2022.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$16,652,498	$—	$—	$16,652,498
Money Market Fund	2,066,095	—	—	2,066,095
Total	$18,718,593	$—	$—	$18,718,593